STOCK BASED COMPENSATION (Tables)	21 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of option activity

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)
Balance at December 31, 2023	169,456	$31.15	7.5
Options granted	–	–	–
Options exercised	–	–	–
Options forfeited/expired	–	–	–
Balance at September 30, 2024	169,456	$31.15	6.7

Exercisable at December 31, 2023	147,977	$30.57	7.4
Exercisable at September 30, 2024	158,468	$30.91	6.7

Schedule of RSU activity

	RSU’s Outstanding	Weighted-Average Grant-Date Fair value per Unit
Nonvested as of December 31, 2023	15,749	$10.72
Granted	–	–
Vested	(5,469)	10.57
Forfeited	(10,280)	10.80
Nonvested as of September 30, 2024	–	$–

Schedule of stock-based compensation expense

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Sales and marketing	$17,091	$79,608	$57,824	$186,604
Research and development	1,971	2,055	6,081	7,670
General and administrative	55,644	55,644	166,932	162,195
Total share based compensation	$74,706	$137,307	$230,837	$356,469